Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Nov. 30, 2022	Nov. 30, 2021
Current assets
Cash and cash equivalents	$ 8,325	$ 11,658
Other receivables	374	40
Prepaid expenses and deposits	475	529
Short-term investment	24	50
Total current assets	9,198	12,277
Non-current assets
Reclamation deposits	524	524
Land, property and equipment	1,826	1,790
Exploration and evaluation assets	56,788	54,475
Investment in joint venture	1,154	999
Long-term investments	77,839	130,090
Total assets	147,329	200,155
Current liabilities
Accounts payable and accrued liabilities	1,721	992
Due to joint venture	28	25
Due to related parties	170	21
Lease liabilities	90	54
Withholdings taxes payable	156	0
Margin loan payable	8,824	12,482
Total current liabilities	10,989	13,574
Non-Current Liabilities
Lease liabilities	162	70
Government loan	0	40
Rehabilitation provisions	791	900
Deferred tax liability	296	9,867
Total liabilities	12,238	24,451
Equity
Issued capital	150,879	131,082
Reserves	11,930	10,107
Retained earnings	27,984	41,184
Accumulated other comprehensive loss	(55,702)	(6,669)
Total equity attributable to shareholders of the Company	135,091	175,704
Total equity and liabilities	$ 147,329	$ 200,155